COLLABORATION AND LICENSING AGREEMENTS (Details Narrative) - USD ($)							3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 30, 2020	Feb. 08, 2019	Dec. 10, 2018	Sep. 04, 2018	Aug. 02, 2016	Mar. 19, 2014	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2014
Business Acquisition [Line Items]
Revenue							$ 250,000						$ 3,240,000	$ 253,000	$ 253,000	$ 20,884,000
Advaxis public offerings								$ 13,683,000	$ 8,550,000			$ 9,628,000			9,628,000	24,471,000
License and Service [Member] | Global BioPharma, Inc [Member]
Business Acquisition [Line Items]
Revenue															250,000	250,000
Merck Agreement [Member]
Business Acquisition [Line Items]
Agreement expenses															900,000	900,000
OS Therapies [Member]
Business Acquisition [Line Items]
Deferred revenue															164,653
OS Therapies [Member] | Within Five Business Days [Member]
Business Acquisition [Line Items]
Funding milestone payment				$ 2,337,500
Non-refundable and non-creditable payment				1,550,000
Upfront fees, amount				1,550,000
OS Therapies [Member] | Creditable [Member]
Business Acquisition [Line Items]
Funding milestone payment				25,000
Non-refundable and non-creditable payment				$ 1,550,000
Development, License and Supply Agreement [Member] | OS Therapies [Member]
Business Acquisition [Line Items]
Revenue	$ 25,000										$ 25,000
Funding milestone payment	$ 2,337,500										$ 2,337,500
Amgen Agreement [Member]
Business Acquisition [Line Items]
Revenue															0	20,600,000
Deferred revenue			$ 18,200,000
Upfront payment					$ 40,000,000
Number of common stock shares issued					203,163
Share issued price per share					$ 123.00
Advaxis public offerings					$ 25,000,000
Development, regulatory and sales milestone payments					475,000,000
Upfront payment recorded as deferred revenue			40,000,000		$ 40,000,000
Cumulative catch-up revenue		$ 2,600,000	$ 15,600,000
Reduction in research and development expenses															0	2,000,000.0
Aratana Agreement [Member]
Business Acquisition [Line Items]
Upfront payment						$ 1,000,000
Development, regulatory and sales milestone payments						36,500,000
Licensing revenue																	$ 1,000,000
Additional, cumulative sales milestone payments						$ 15,000,000
Aratana Agreement [Member] | Royalty [Member]
Business Acquisition [Line Items]
Revenue															$ 3,000	$ 8,000